Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total for all associates
Disclosure of transactions between related parties [line items]
Purchase of digital assets	$ 1,100
Receivables due from related parties	100	$ 400
Private Placement
Disclosure of transactions between related parties [line items]
Shares issued in private placement	100,000
Private Placement | Share Capital
Disclosure of transactions between related parties [line items]
Shares issued in private placement	$ 100,000